Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual obligation on JV newbuilds	$ 96,774
Number of JV newbuilds owned 49%	2
Number of JV newbuilds owned 25%	2
Number of JV newbuilds owned 40%	5